TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica MSCI EAFE Index VP

Effective March 1, 2023, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica MSCI EAFE Index VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: SSGA Funds Management, Inc.
Portfolio Managers:
Dwayne Hancock, CFA	Portfolio Manager	since May 2017
Keith Richardson	Portfolio Manager	since May 2017

Effective March 1, 2023, the following replaces the information in the Prospectus for Transamerica MSCI EAFE Index VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years

Dwayne Hancock, CFA	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2017; joined State Street Global Advisors in 1996; Vice President of State Street Global Advisors and Senior Portfolio Manager in the Global Equity Beta Solutions Group

Keith Richardson	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2017; joined State Street Global Advisors in 1999; Vice President of State Street Global Advisors and Senior Portfolio Manager in the Global Equity Beta Solutions Group

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Effective March 1, 2023, the following replaces the corresponding information in the Statement of Additional Information for Transamerica MSCI EAFE Index VP under the section in Appendix B entitled “Portfolio Managers – SSGA Funds Management, Inc. (“SSGA FM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dwayne Hancock, CFA	131	$987.51 billion	377	$826.74 billion	521	$515.27 billion
Keith Richardson	131	$987.51 billion	377	$826.74 billion	521	$515.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dwayne Hancock, CFA	0	$0	0	$0	0	$0
Keith Richardson	0	$0	0	$0	0	$0

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Transamerica S&P 500 Index VP

Effective March 1, 2023, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica S&P 500 Index VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: SSGA Funds Management, Inc.
Portfolio Managers:
Keith Richardson	Portfolio Manager	since January 2019
Karl Schneider	Portfolio Manager	since May 2017

Effective March 1, 2023, the following replaces the information in the Prospectus for Transamerica S&P 500 Index VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years

Keith Richardson	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2019; joined State Street Global Advisors in 1999; Vice President of State Street Global Advisors and Senior Portfolio Manager in the Global Equity Beta Solutions Group

Karl Schneider	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2017; joined State Street Global Advisors in 1997; Managing Director of State Street Global Advisors and Deputy Head of Global Equity Beta Solutions in the Americas

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Effective March 1, 2023, the following replaces the corresponding information in the Statement of Additional Information for Transamerica S&P 500 Index VP under the section in Appendix B entitled “Portfolio Managers – SSGA Funds Management, Inc. (“SSGA FM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Keith Richardson	131	$987.51 billion	377	$826.74 billion	521	$515.27 billion
Karl Schneider	131	$987.51 billion	377	$826.74 billion	521	$515.27 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Keith Richardson	0	$0	0	$0	0	$0
Karl Schneider	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

February 3, 2023